Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Instruments [Abstract]
Summary of Maturities for Financial Liabilities on Undiscounted Basis

The following table summarizes the maturities of the Company’s financial liabilities on an undiscounted basis:

		Years ending December 31,
	2020	2021	2022 and later	Total
	$	$	$	$
Credit facility¹	6,707	6,693	110,038	123,438
Joint Operation borrowings¹	-	-	59,761	59,761
Accounts payable and accrued liabilities	11,879	-	-	11,879
Obligations under office leases¹	298	172	540	1,010
Other obligations¹	229	228	8,219	8,676
Total	19,113	7,093	178,558	204,764

¹Credit facility, Joint Operation borrowings, Obligations under office leases and Other obligations include principal and interest/finance charges.